UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01597

STEWARD FUNDS, INC.
(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON, TX	77057
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (2.5%)
General Dynamics Corp.	3,450	$230,633
Goodrich Corp.	3,940	243,925
Honeywell International, Inc.	10,840	418,858
L-3 Communications Holdings, Inc.	2,300	191,682
Lockheed Martin Corp.	2,920	217,598
Northrop Grumman Corp.	3,440	194,704
Precision Castparts Corp.	4,470	470,468
Raytheon Co.	3,630	190,321
Rockwell Collins, Inc.	1,360	72,338
The Boeing Co.	6,448	390,749
United Technologies Corp.	9,830	663,328
		3,284,604
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,300	73,619
Expeditors International of Washington, Inc.	1,660	56,606
FedEx Corp.	2,570	201,360
United Parcel Service, Inc., Class B	8,460	488,734
		820,319
AIRLINES (0.2%)
Southwest Airlines Co.	18,700	211,871
AUTO COMPONENTS (0.3%)
Goodyear Tire & Rubber Co.(a)	20,900	278,806
Johnson Controls, Inc.	6,100	169,763
		448,569
AUTOMOBILES (0.3%)
Ford Motor Co.(a)	29,400	318,696
Harley-Davidson, Inc.	2,420	55,031
		373,727
BEVERAGES (1.9%)
Coca-Cola Co.	21,030	1,140,877
Coca-Cola Enterprises, Inc.	4,710	95,095
Dr Pepper Snapple Group, Inc.	2,710	74,959
Pepsi Bottling Group, Inc.	7,960	296,112
PepsiCo, Inc.	14,550	867,471
		2,474,514
BIOTECHNOLOGY (2.0%)
Amgen, Inc.(a)	10,540	616,379
Biogen Idec, Inc.(a)	8,940	480,436
Celgene Corp.(a)	8,550	485,469
Cephalon, Inc.(a)	1,470	93,845
Genzyme Corp.(a)	3,400	184,484
Gilead Sciences, Inc.(a)	15,170	732,256
PerkinElmer, Inc.	2,260	45,516
		2,638,385
BUILDING PRODUCTS (0.0%)
Masco Corp.	4,110	55,732
CAPITAL MARKETS (2.0%)
Ameriprise Financial, Inc.	2,426	92,770
Bank of New York Mellon Corp.	10,371	301,692
Charles Schwab Corp.	8,010	146,503
E*TRADE Financial Corp.(a)	124,780	189,666
Federated Investors, Inc., Class B	1,290	32,740
Franklin Resources, Inc.	1,260	124,778
Goldman Sachs Group, Inc.	4,340	645,445
Janus Capital Group, Inc.	17,650	215,506
Legg Mason, Inc.	1,750	45,115
Morgan Stanley	17,650	472,667
Northern Trust Corp.	2,190	110,639
State Street Corp.	4,257	182,540
T. Rowe Price Group, Inc.	2,190	108,668
		2,668,729
CHEMICALS (1.9%)
Air Products & Chemicals, Inc.	2,110	160,275
Airgas, Inc.	810	34,231
CF Industries Holdings, Inc.	5,680	527,445
Dow Chemical Co.	14,110	382,240
E.I. Du Pont De Nemours & Co.	9,030	294,468
Ecolab, Inc.	2,530	111,067
FMC Corp.	3,040	154,858
International Flavors & Fragrances, Inc.	1,000	39,770
Monsanto Co.	4,780	362,706
PPG Industries, Inc.	1,770	103,864
Praxair, Inc.	4,450	335,174
Sigma-Aldrich Corp.	1,330	63,640
		2,569,738
COMMERCIAL BANKS (3.5%)
BB&T Corp.	10,450	291,241
Comerica, Inc.	6,900	238,119
Fifth Third Bancorp	8,670	107,855
First Horizon National Corp.(a)	3,604	46,672
Huntington Bancshares, Inc.	102,130	489,203
KeyCorp	35,870	257,547
M&T Bank Corp.	710	52,362
Marshall & Ilsley Corp.	23,049	159,268
PNC Financial Services Group, Inc.	3,904	216,399
Regions Financial Corp.	25,342	160,922
SunTrust Banks, Inc.	21,700	527,961
U.S. Bancorp	17,520	439,402
Wells Fargo & Co.	43,108	1,225,560
Zions Bancorp	23,760	450,727
		4,663,238
COMMERCIAL SERVICES & SUPPLIES (1.5%)
Avery Dennison Corp.	3,700	120,287
Cintas Corp.	1,510	37,916
Equifax, Inc.	2,050	65,600
Iron Mountain, Inc.(a)	1,980	45,263
Leucadia National Corp.(a)	1,890	42,204
Monster Worldwide, Inc.(a)	1,190	18,552
Moody's Corp.	2,050	56,560
Pitney Bowes, Inc.	3,170	66,316
R.R. Donnelley & Sons Co.	9,060	179,569
Republic Services, Inc., Class A	3,446	92,318
Robert Half International, Inc.	1,770	47,648
SAIC, Inc.(a)	3,140	57,556
Stericycle, Inc.(a)	3,330	176,257
The Dun & Bradstreet Corp.	860	67,914
Total System Services, Inc.	4,121	58,972
Visa, Inc., Class A	8,680	712,020
Waste Management, Inc.	4,990	159,930
		2,004,882
COMMUNICATIONS EQUIPMENT (2.1%)
Cisco Systems, Inc.(a)	50,060	1,124,848
Corning, Inc.	24,440	441,875
Harris Corp.	1,250	53,650
JDS Uniphase Corp.(a)	2,260	17,764
Juniper Networks, Inc.(a)	15,510	385,113
Motorola, Inc.(a)	22,060	135,669
QUALCOMM, Inc.	14,600	572,174
Tellabs, Inc.(a)	4,204	27,032
		2,758,125

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMPUTERS & PERIPHERALS (5.1%)
Apple Computer, Inc.(a)	9,914	$1,904,678
Dell, Inc.(a)	15,940	205,626
EMC Corp.(a)	35,990	599,953
Hewlett-Packard Co.	20,600	969,642
International Business Machines Corp.	12,443	1,522,899
Lexmark International, Inc., Class A(a)	5,110	131,787
NetApp, Inc.(a)	18,820	548,226
SanDisk Corp.(a)	2,150	54,653
Teradata Corp.(a)	9,470	264,876
Western Digital Corp.(a)	14,870	564,911
		6,767,251
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.	5,360	243,022
Quanta Services, Inc.(a)	1,130	20,589
		263,611
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	823	36,368
CONSUMER FINANCE (0.8%)
American Express Co.	14,650	551,719
Capital One Financial Corp.	9,808	361,523
Discover Financial Services	10,640	145,555
SLM Corp.(a)	4,930	51,913
		1,110,710
CONTAINERS & PACKAGING (0.2%)
Ball Corp.	900	45,711
Bemis Co., Inc.	1,340	37,600
Owens-Illinois, Inc.(a)	1,490	40,558
Pactiv Corp.(a)	1,930	43,522
Sealed Air Corp.	1,650	32,736
		200,127
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,770	66,694
DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A(a)	1,120	67,861
DeVry, Inc.	470	28,698
H&R Block, Inc.	3,150	67,788
		164,347
DIVERSIFIED FINANCIAL SERVICES (3.9%)
Bank of America Corp.	103,519	1,571,419
Citigroup, Inc.(a)	234,320	777,943
CME Group, Inc.	1,165	334,145
IntercontinentalExchange, Inc.(a)	4,030	384,784
Invesco Ltd.	16,540	319,222
JP Morgan Chase & Co.	33,594	1,308,150
MasterCard, Inc., Class A	827	206,667
NYSE Euronext	2,670	62,505
The NASDAQ OMX Group, Inc.(a)	9,410	169,286
		5,134,121
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	51,987	1,318,390
CenturyTel, Inc.	5,792	196,986
Frontier Communications Corp.	12,601	95,894
Qwest Communications International, Inc.	22,550	94,935
Verizon Communications, Inc.	26,210	771,098
Windstream Corp.	7,334	75,614
		2,552,917
ELECTRIC UTILITIES (2.0%)
Allegheny Energy, Inc.	5,410	113,340
American Electric Power Co., Inc.	7,890	273,388
Edison International	7,110	236,905
Entergy Corp.	1,850	141,173
Exelon Corp.	6,100	278,282
FirstEnergy Corp.	3,050	133,041
FPL Group, Inc.	3,890	189,676
Northeast Utilities	6,680	169,138
Pepco Holdings, Inc.	22,000	361,240
Pinnacle West Capital Corp.	4,960	177,667
PPL Corp.	3,600	106,164
Progress Energy, Inc.	5,080	197,968
Southern Co.	7,050	225,600
		2,603,582
ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric Co.	6,240	259,209
Rockwell Automation, Inc.	1,120	54,029
		313,238
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Agilent Technologies, Inc.(a)	3,180	89,135
Amphenol Corp., Class A	9,760	388,838
FLIR Systems, Inc.(a)	8,410	248,768
Jabil Circuit, Inc.	2,370	34,318
Molex, Inc.	1,360	27,418
Waters Corp.(a)	4,440	252,991
		1,041,468
ENERGY EQUIPMENT & SERVICES (3.4%)
Baker Hughes, Inc.	8,970	406,162
BJ Services Co.	3,320	68,624
Cameron International Corp.(a)	14,830	558,498
Diamond Offshore Drilling, Inc.	4,450	407,309
First Solar, Inc.(a)	2,080	235,664
FMC Technologies, Inc.(a)	7,010	372,722
Halliburton Co.	7,700	224,917
Nabors Industries Ltd.(a)	2,900	64,670
National-Oilwell Varco, Inc.	13,686	559,757
Rowan Cos., Inc.(a)	17,360	372,893
Schlumberger Ltd.	14,920	946,823
Smith International, Inc.	8,510	258,023
		4,476,062
FOOD & STAPLES RETAILING (2.9%)
Costco Wholesale Corp.	6,260	359,512
CVS Corp.	17,295	559,839
Safeway, Inc.	20,130	451,918
SUPERVALU, Inc.	3,450	50,750
SYSCO Corp.	7,390	206,846
The Kroger Co.	20,800	445,744
Wal-Mart Stores, Inc.	18,960	1,013,033
Walgreen Co.	8,410	303,181
Whole Foods Market, Inc.(a)	15,110	411,294
		3,802,117
FOOD PRODUCTS (2.3%)
Archer-Daniels-Midland Co.	15,410	461,529
Campbell Soup Co.	3,660	121,182
ConAgra Foods, Inc.	6,850	155,769
Dean Foods Co.(a)	18,760	330,739
General Mills, Inc.	3,990	284,527
H.J. Heinz Co.	4,290	187,173
Hormel Foods Corp.	1,370	53,019
J.M. Smucker Co.	1,530	91,907
Kellogg Co.	3,890	211,694
Kraft Foods, Inc., Class A	14,100	390,006
McCormick & Co., Inc.	1,970	71,511

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Mead Johnson Nutrition Co., Class A	2,190	$99,054
Sara Lee Corp.	7,840	95,177
The Hershey Co.	2,900	105,647
Tyson Foods, Inc., Class A	31,290	432,428
		3,091,362
GAS UTILITIES (0.3%)
Nicor, Inc.	2,900	117,508
Questar Corp.	1,650	68,442
Spectra Energy Corp.	8,743	185,789
		371,739
HEALTH CARE EQUIPMENT & SUPPLIES (2.4%)
Baxter International, Inc.	6,810	392,188
Boston Scientific Corp.(a)	13,817	119,241
C.R. Bard, Inc.	1,490	123,506
CareFusion Corp.(a)	6,990	179,993
DENTSPLY International, Inc.	2,630	88,184
Hospira, Inc.(a)	5,010	253,706
Intuitive Surgical, Inc.(a)	2,217	727,309
Medtronic, Inc.	10,860	465,785
St. Jude Medical, Inc.(a)	7,740	292,030
Stryker Corp.	3,650	189,508
Varian Medical Systems, Inc.(a)	1,820	91,528
Zimmer Holdings, Inc.(a)	4,830	272,026
		3,195,004
HEALTH CARE PROVIDERS & SERVICES (4.3%)
Aetna, Inc.	9,770	292,807
AmerisourceBergen Corp.	17,180	468,327
Cardinal Health, Inc.	16,830	556,568
CIGNA Corp.	15,890	536,605
Coventry Health Care, Inc.(a)	17,326	396,419
DaVita, Inc.(a)	5,160	308,362
Express Scripts, Inc.(a)	5,108	428,357
Humana, Inc.(a)	9,650	469,183
Laboratory Corp. of America Holdings(a)	3,330	236,763
McKesson Corp.	8,080	475,265
Medco Health Solutions, Inc.(a)	7,450	458,026
Patterson Cos., Inc.(a)	2,550	72,828
Quest Diagnostics, Inc.	2,140	119,134
UnitedHealth Group, Inc.	10,894	359,502
WellPoint, Inc.(a)	7,850	500,202
		5,678,348
HEALTH CARE TECHNOLOGY (0.2%)
IMS Health, Inc.	15,270	330,443
HOTELS, RESTAURANTS & LEISURE (1.3%)
Darden Restaurants, Inc.	1,850	68,376
Marriott International, Inc., Class A	4,664	122,337
McDonald's Corp.	9,950	621,178
Starbucks Corp.(a)	22,700	494,633
Wyndham Worldwide Corp.	9,820	206,122
YUM! Brands, Inc.	5,400	184,734
		1,697,380
HOUSEHOLD DURABLES (0.7%)
Black & Decker Corp.	410	26,510
D. R. Horton, Inc.	3,266	38,506
Harman International Industries, Inc.	704	25,027
Jacobs Engineering Group, Inc.(a)	6,300	238,077
Leggett & Platt, Inc.	2,740	50,032
Lennar Corp., Class A	1,710	26,266
Newell Rubbermaid, Inc.	4,140	56,180
Pulte Homes, Inc.(a)	3,115	32,770
Snap-on, Inc.	2,550	104,244
Stanley Works	520	26,650
Whirlpool Corp.	3,693	277,640
		901,902
HOUSEHOLD PRODUCTS (1.8%)
Clorox Co.	2,360	139,641
Colgate-Palmolive Co.	5,190	415,356
Kimberly-Clark Corp.	4,990	296,356
Procter & Gamble Co.	25,971	1,598,515
		2,449,868
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Constellation Energy Group	5,520	178,185
The AES Corp.(a)	7,130	90,052
		268,237
INDUSTRIAL CONGLOMERATES (1.7%)
3M Co.	6,524	525,117
General Electric Co.	91,870	1,477,270
Textron, Inc.	11,740	229,282
		2,231,669
INSURANCE (3.0%)
AFLAC, Inc.	4,200	203,406
American International Group, Inc.(a)	8,004	193,937
Aon Corp.	2,770	107,753
Assurant, Inc.	10,100	317,443
Chubb Corp.	3,830	191,500
Cincinnati Financial Corp.	7,002	184,783
Genworth Financial, Inc., Class A(a)	34,590	478,725
Hartford Financial Services Group, Inc.	3,510	84,205
Lincoln National Corp.	13,116	322,391
Marsh & McLennan Cos., Inc.	5,130	110,603
MetLife, Inc.	13,130	463,752
Principal Financial Group, Inc.	3,080	70,994
Progressive Corp.	7,470	123,853
Prudential Financial, Inc.	4,005	200,210
The Allstate Corp.	8,900	266,377
The Travelers Cos., Inc.	6,940	351,650
Torchmark Corp.	940	42,206
Unum Group	13,000	254,410
XL Capital Ltd., Class A	3,720	62,384
		4,030,582
INTERNET & CATALOG RETAIL (0.2%)
Expedia, Inc.(a)	12,600	269,766
INTERNET SOFTWARE & SERVICES (3.5%)
Akamai Technologies, Inc.(a)	19,680	486,096
Amazon.com, Inc.(a)	7,800	978,198
Google, Inc., Class A(a)	2,949	1,561,260
McAfee, Inc.(a)	6,450	243,165
Priceline.com, Inc.(a)	3,273	639,381
Salesforce.com, Inc.(a)	9,590	609,444
VeriSign, Inc.(a)	3,190	73,083
		4,590,627
IT SERVICES (1.1%)
Affiliated Computer Services, Inc., Class A(a)	1,150	70,748
Automatic Data Processing, Inc.	5,360	218,634
Cognizant Technology Solutions Corp., Class A(a)	16,060	701,180
Computer Sciences Corp.(a)	1,740	89,262
Fidelity National Information Services, Inc.	3,286	77,418
Fiserv, Inc.(a)	1,970	88,729
Paychex, Inc.	4,290	124,367

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Western Union Co.	7,040	$130,522
		1,500,860
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Eastman Kodak Co.(a)	28,270	171,034
Hasbro, Inc.	5,890	179,939
Mattel, Inc.	4,860	95,839
		446,812
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
Thermo Fisher Scientific, Inc.(a)	4,150	191,523
MACHINERY (1.7%)
Caterpillar, Inc.	8,630	450,831
Cummins, Inc.	1,680	75,869
Danaher Corp.	4,040	288,254
Deere & Co.	3,872	193,406
Dover Corp.	1,730	74,182
Eaton Corp.	3,000	183,720
Flowserve Corp.	4,350	392,240
Illinois Tool Works, Inc.	3,490	152,129
ITT Industries, Inc.	4,540	219,328
PACCAR, Inc.	3,345	120,520
Pall Corp.	920	31,712
Parker Hannifin Corp.	1,325	74,081
		2,256,272
MEDIA (0.7%)
CBS Corp., Class B	11,230	145,204
Gannett Co., Inc.	3,250	52,488
Interpublic Group of Cos., Inc.(a)	29,420	190,053
McGraw Hill Cos., Inc.	3,460	122,657
Meredith Corp.	2,300	71,254
New York Times Co., Class A(a)	2,790	36,047
Omnicom Group, Inc.	3,310	116,843
Scripps Networks Interactive, Class A	2,460	105,042
The Washington Post Co., Class B	191	83,012
		922,600
METALS & MINING (1.7%)
AK Steel Holding Corp.	1,140	23,188
Alcoa, Inc.	29,140	370,952
Allegheny Technologies, Inc.	790	32,271
Cliffs Natural Resources, Inc.	10,180	406,691
Freeport-McMoRan Copper & Gold, Inc., Class B	8,359	557,462
Newmont Mining Corp.	7,430	318,450
Nucor Corp.	2,790	113,832
Titanium Metals Corp.(a)	1,370	15,933
United States Steel Corp.	9,800	435,414
		2,274,193
MULTI-UTILITIES (2.4%)
Ameren Corp.	10,890	278,239
CenterPoint Energy, Inc.	13,820	192,789
CMS Energy Corp.	14,110	214,049
Consolidated Edison, Inc.	5,100	223,074
Dominion Resources, Inc.	5,394	202,059
DTE Energy Co.	5,160	216,926
Duke Energy Corp.	16,666	275,489
Integrys Energy Group, Inc.	10,708	448,130
NiSource, Inc.	20,580	293,265
PG&E Corp.	3,380	142,771
Public Service Enterprise Group, Inc.	4,676	143,039
SCANA Corp.	3,730	132,825
Sempra Energy	2,290	116,218
TECO Energy, Inc.	4,460	69,442
Wisconsin Energy Corp.	1,120	54,813
Xcel Energy, Inc.	8,520	177,046
		3,180,174
MULTILINE RETAIL (1.6%)
Big Lots, Inc.(a)	5,250	149,153
Family Dollar Stores, Inc.	1,440	44,467
J.C. Penney Co., Inc.	10,140	251,776
Kohl's Corp.(a)	5,580	281,065
Macy's, Inc.	4,612	73,469
Nordstrom, Inc.	12,580	434,513
Sears Holdings Corp.(a)	6,280	585,798
Target Corp.	6,710	344,022
		2,164,263
OFFICE ELECTRONICS (0.2%)
Xerox Corp.	35,900	313,048
OIL, GAS & CONSUMABLE FUELS (10.0%)
Anadarko Petroleum Corp.	10,480	668,414
Apache Corp.	2,780	274,581
Cabot Oil & Gas Corp., Class A	720	27,554
Chesapeake Energy Corp.	11,570	286,705
Chevron Corp.	18,549	1,337,754
ConocoPhillips	15,029	721,392
CONSOL Energy, Inc.	1,490	69,449
Denbury Resources, Inc.(a)	29,990	406,364
Devon Energy Corp.	3,760	251,582
El Paso Corp.	6,790	68,918
EOG Resources, Inc.	4,470	404,177
EQT Corp.	980	43,140
Exxon Mobil Corp.	40,242	2,592,792
Hess Corp.	5,620	324,780
Marathon Oil Corp.	15,960	475,767
Massey Energy Co.	10,640	409,853
Murphy Oil Corp.	1,750	89,390
Noble Energy, Inc.	3,640	269,142
Occidental Petroleum Corp.	9,482	742,820
Peabody Energy Corp.	8,180	344,542
Pioneer Natural Resources Co.	5,110	224,738
Range Resources Corp.	7,490	344,540
Southwestern Energy Co.(a)	10,600	454,528
Sunoco, Inc.	18,580	466,172
Tesoro Corp.	51,370	642,125
Valero Energy Corp.	38,050	700,881
Williams Cos., Inc.	9,930	206,941
XTO Energy, Inc.	10,025	446,814
		13,295,855
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.	4,210	96,451
MeadWestvaco Corp.	11,550	278,009
Weyerhaeuser Co.	2,130	84,987
		459,447
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	10,140	305,620
The Estee Lauder Cos., Inc., Class A	1,850	97,162
		402,782
PHARMACEUTICALS (3.1%)
Abbott Laboratories	15,440	817,394
Allergan, Inc.	7,350	422,625
Bristol-Myers Squibb Co.	18,260	444,814
Eli Lilly & Co.	11,080	390,016
Forest Laboratories, Inc.(a)	4,500	133,380
King Pharmaceuticals, Inc.(a)	4,190	50,322
Merck & Co., Inc.	27,964	1,067,665
Mylan Laboratories, Inc.(a)	26,650	485,829

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Watson Pharmaceuticals, Inc.(a)	8,040	$308,495
		4,120,540
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.2%)
CB Richard Ellis Group, Inc., Class A(a)	24,170	297,291
REAL ESTATE INVESTMENT TRUST (1.6%)
Apartment Investment & Management Co., Class A	1,909	29,322
AvalonBay Communities, Inc.	651	49,873
Boston Properties, Inc.	1,210	78,493
Equity Residential	3,170	101,598
HCP, Inc.	3,030	85,901
Health Care REIT, Inc.	1,340	57,620
Host Hotels & Resorts, Inc.	19,653	208,322
Kimco Realty Corp.	11,900	150,178
Plum Creek Timber Co., Inc.	1,510	54,617
ProLogis	44,440	559,944
Public Storage, Inc.	1,147	90,819
Simon Property Group, Inc.	2,515	181,080
Ventas, Inc.	10,820	456,604
Vornado Realty Trust	1,375	88,935
		2,193,306
ROAD & RAIL (0.7%)
Burlington Northern Santa Fe Corp.	2,230	222,398
CSX Corp.	3,500	150,010
Norfolk Southern Corp.	3,310	155,768
Ryder System, Inc.	5,100	185,640
Union Pacific Corp.	4,360	263,780
		977,596
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Micro Devices, Inc.(a)	5,510	41,104
Altera Corp.	9,900	211,068
Analog Devices, Inc.	3,130	84,385
Applied Materials, Inc.	12,470	151,884
Broadcom Corp., Class A(a)	14,840	396,525
Intel Corp.	46,750	906,950
KLA-Tencor Corp.	1,670	47,094
Linear Technology Corp.	2,070	54,027
LSI Logic Corp.(a)	6,630	33,084
MEMC Electronic Materials, Inc.(a)	2,520	31,702
Microchip Technology, Inc.	2,230	57,556
Micron Technology, Inc.(a)	9,490	82,753
National Semiconductor Corp.	3,150	41,769
Novellus Systems, Inc.(a)	1,180	24,662
NVIDIA Corp.(a)	12,595	193,837
QLogic Corp.(a)	17,200	295,668
Teradyne, Inc.(a)	1,870	17,466
Texas Instruments, Inc.	11,750	264,375
Xilinx, Inc.	3,090	72,862
		3,008,771
SOFTWARE (4.0%)
Adobe Systems, Inc.(a)	10,044	324,421
Autodesk, Inc.(a)	8,310	197,695
BMC Software, Inc.(a)	6,750	260,820
CA, Inc.	4,280	94,331
Citrix Systems, Inc.(a)	6,960	289,188
Compuware Corp.(a)	6,720	51,005
Electronic Arts, Inc.(a)	3,460	56,329
Intuit, Inc.(a)	4,030	119,328
Microsoft Corp.	72,090	2,031,496
Novell, Inc.(a)	4,510	20,160
Oracle Corp.	43,361	999,904
Red Hat, Inc.(a)	25,290	688,394
Symantec Corp.(a)	7,762	131,566
		5,264,637
SPECIALTY RETAIL (2.7%)
Abercrombie & Fitch Co., Class A	7,140	225,196
AutoNation, Inc.(a)	9,880	177,840
AutoZone, Inc.(a)	1,240	192,237
Bed Bath & Beyond, Inc.(a)	7,700	297,990
Best Buy Co., Inc.	12,430	455,559
GameStop Corp., Class A(a)	1,662	32,858
Gap, Inc.	4,720	90,058
Home Depot, Inc.	14,640	410,066
Limited Brands	3,410	64,858
Lowe's Cos., Inc.	12,380	268,027
O'Reilly Automotive, Inc.(a)	5,730	216,594
Office Depot, Inc.(a)	3,920	22,266
RadioShack Corp.	1,290	25,181
Ross Stores, Inc.	6,070	278,795
Staples, Inc.	6,455	151,434
The Sherwin-Williams Co.	1,190	75,387
Tiffany & Co.	8,070	327,723
TJX Cos., Inc.	8,350	317,383
		3,629,452
TEXTILES APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.	14,540	507,155
NIKE, Inc., Class B	3,420	218,025
Polo Ralph Lauren Corp.	3,080	252,560
VF Corp.	730	52,582
		1,030,322
THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp, Inc.	17,750	235,542
People's United Financial, Inc.	2,110	34,119
		269,661
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	1,330	55,168
W.W. Grainger, Inc.	1,550	153,884
		209,052
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
American Tower Corp., Class A(a)	5,340	226,683
MetroPCS Communications, Inc.(a)	23,250	130,897
Sprint Corp.(a)	108,082	354,509
		712,089
TOTAL COMMON STOCKS (COST $139,842,818)		131,732,519
SHORT-TERM INVESTMENT (1.0%)
Fifth Third Institutional Government Money Market Fund, 0.01% (b)	1,374,247	1,374,247
TOTAL SHORT-TERM INVESTMENTS (COST $1,374,247)		1,374,247
TOTAL INVESTMENTS (COST $ 141,217,065) 100.0%		133,106,766
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(25,310)
NET ASSETS 100.0%		$133,081,456

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2010.
REIT	Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – January 31, 2010 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value
CORPORATE BONDS (32.7%)
AEROSPACE & DEFENSE (0.7%)
United Technologies Corp., 6.35%, 3/1/11	$1,000,000	$1,057,993
ASSET BACKED MORTGAGES (0.5%)
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35	1,000,000	563,357
Countrywide Asset-Backed Certificates, 6.05%, 5/25/36	500,000	193,966
		757,323
BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12	715,000	782,112
CAPITAL MARKETS (1.1%)
Bear Stearns Co., Inc., 4.50%, 10/28/10	500,000	514,429
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,050,153
		1,564,582
CHEMICALS (0.7%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,000,706
COMMERCIAL BANKS (3.5%)
Bank of America Corp., 4.88%, 9/15/12	500,000	529,887
Bank of America Corp., 7.23%, 8/15/12	500,000	540,783
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,061,763
Bank One Corp., 5.25%, 1/30/13	500,000	530,323
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, Callable 12/1/16 @ 100 (a)	900,000	784,600
National City Corp., 4.90%, 1/15/15	1,000,000	1,048,839
Wells Fargo & Co., 4.95%, 10/16/13	500,000	528,988
		5,025,183
COMPUTERS & PERIPHERALS (1.8%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	494,840
Dell, Inc., 4.70%, 4/15/13	900,000	969,003
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,073,854
		2,537,697
CONSUMER STAPLES (3.6%)
Archer-Daniels-Midland Co., 7.13%, 3/1/13	500,000	570,271
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,085,244
Coca-Cola Co., 5.35%, 11/15/17	1,350,000	1,485,248
PepsiCo, Inc., 4.65%, 2/15/13	935,000	1,008,835
PepsiCo, Inc., 5.00%, 6/1/18	500,000	532,030
Safeway, Inc., 4.95%, 8/16/10	500,000	511,891
		5,193,519
DIVERSIFIED FINANCIAL SERVICES (1.1%)
Citigroup, Inc., 4.88%, 5/7/15	500,000	485,296
JPMorgan Chase & Co., 5.13%, 9/15/14	1,000,000	1,059,653
		1,544,949
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
Eaton Corp., 4.90%, 5/15/13	500,000	536,512
Kansas City Power & Light Co., Series 09A, 7.15%, 4/1/19	775,000	898,736
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,078,499
		2,513,747
FINANCIAL SERVICES (3.1%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	807,188
Boeing Capital Corp., 5.80%, 1/15/13	500,000	553,229
Boeing Capital Corp., 6.50%, 2/15/12	500,000	551,551
CME Group, Inc., 5.40%, 8/1/13	1,000,000	1,100,159
HSBC Finance Corp., 5.25%, 1/14/11	1,000,000	1,038,413

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – January 31, 2010 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value

SLM Corp., Series A, 5.00%, 6/15/18, Callable 3/21/10 @ 100	$500,000	$403,940
		4,454,480
FORESTRY (0.1%)
Louisiana Pacific Corp., 8.88%, 8/15/10	125,000	129,375
INSURANCE (3.9%)
Allstate Corp., 5.00%, 8/15/10	500,000	537,299
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,033,673
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	905,184
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,599,478
Prudential Financial, Inc., Series C, 4.75%, 6/13/15	1,000,000	1,033,426
Torchmark Corp., 9.25%, 6/15/19	425,000	507,842
		5,616,902
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (1.6%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35	1,000,000	617,397
Wells Fargo Mortgage Backed Securities, 4.44%, 10/25/33 (a)	890,266	858,710
Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37	1,719,000	868,429
		2,344,536
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (1.8%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11, Callable 6/15/10 @ 100	83,000	83,844
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, Callable 6/15/10 @ 100	57,000	57,603
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, Callable 6/15/10 @ 100	89,000	89,815
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, Callable 6/15/10 @ 100	73,000	73,191
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, Callable 6/15/10 @ 100	106,000	106,348
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, Callable 6/15/10 @ 100	63,000	63,535
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, Callable 6/15/10 @ 100	90,000	90,411
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, Callable 6/15/10 @ 100	63,000	63,327
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 4/21/10 @ 100 (d)	152,000	144,852
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 4/21/10 @ 100 (d)	101,000	96,312
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 4/21/10 @ 100 (d)	203,000	193,815
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 4/21/10 @ 100 (d)	212,000	202,527
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 4/21/10 @ 100 (d)	46,000	43,969
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 4/21/10 @ 100 (d)	86,000	81,289
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 7/12/10 @ 100	29,000	28,939
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 7/12/10 @ 100	71,000	70,876
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 7/12/10 @ 100	74,000	73,625
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 7/12/10 @ 100	87,000	87,413
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 7/12/10 @ 100	90,000	90,479
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 7/12/10 @ 100	23,000	23,020
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 7/12/10 @ 100	121,000	120,386
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable 3/21/10 @ 100 (d)	44,000	40,091
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable 3/21/10 @ 100 (d)	111,000	100,553
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable 3/21/10 @ 100 (d)	147,000	132,425
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable 3/21/10 @ 100 (d)	152,000	136,964

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – January 31, 2010 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value

New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable 3/21/10 @ 100 (d)	$158,000	$141,472
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable 3/21/10 @ 100 (d)	165,000	147,739
		2,584,820
OIL & GAS - INTEGRATED (2.7%)
ConocoPhillips, 4.60%, 1/15/15	500,000	538,208
Marathon Oil Corp., 6.13%, 3/15/12	1,500,000	1,627,990
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	569,579
XTO Energy, Inc., 5.90%, 8/1/12	1,000,000	1,102,596
		3,838,373
PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12	500,000	548,460
RETAIL (0.4%)
AutoZone, Inc., 4.75%, 11/15/10	500,000	508,041
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	585,978
UTILITIES-ELECTRIC & GAS (1.2%)
Duke Energy Corp., 6.25%, 1/15/12	500,000	547,601
Duke Energy Corp., 6.30%, 2/1/14	1,000,000	1,121,033
		1,668,634
UTILITIES-TELECOMMUNICATIONS (1.9%)
AT&T, Inc., 5.88%, 8/15/12	2,000,000	2,206,696
Verizon New England, Inc., 4.75%, 10/1/13	500,000	529,767
		2,736,463
TOTAL CORPORATE BONDS (COST $47,281,071)		46,993,873
U.S. GOVERNMENT AGENCIES (15.2%)
Federal Farm Credit Bank (4.4%)
1.75%, 2/21/13	2,000,000	2,006,200
2.63%, 4/17/14	2,000,000	2,026,052
4.70%, 1/17/18, Callable 1/17/13 @ 100	2,000,000	2,054,078
5.05%, 8/1/18	300,000	322,597
		6,408,927
Federal Home Loan Bank (1.5%)
4.75%, 6/8/18	2,000,000	2,149,044
Federal Home Loan Mortgage Corp. (3.5%)
1.95%, 11/13/12, Callable 5/13/10 @ 100	2,000,000	2,005,298
2.75%, 4/29/14, Callable 4/29/11 @ 100	2,000,000	2,003,052
5.50%, 3/1/23	966,277	1,037,751
		5,046,101
Federal National Mortgage Assoc. (5.8%)
3.00%, 7/28/14, Callable 7/28/11 @ 100	1,495,000	1,504,879
4.00%, 1/28/13	2,400,000	2,556,816
4.25%, 2/25/13	1,000,000	1,072,496
5.24%, 8/7/18, Callable 8/7/13 @ 100	2,020,000	2,138,384
5.50%, 5/3/17, Callable 5/3/10 @ 100	1,000,000	1,012,957
		8,285,532
TOTAL U.S. GOVERNMENT AGENCIES (COST $21,600,427)		21,889,604
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (39.8%)
Federal Home Loan Mortgage Corp. (14.0%)
2.90%, 1/1/35 (a)	496,387	509,157
4.58%, 3/1/35 (a)	1,433,110	1,487,398
5.00%, 7/15/19	1,081,881	1,143,079
5.00%, 5/15/25	151,260	154,943
5.00%, 8/15/35	954,573	944,357
5.00%, 11/1/37	1,726,957	1,784,191
5.14%, 3/1/35 (a)	3,111,118	3,259,305

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – January 31, 2010 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value

5.50%, 4/1/30	$1,140,909	$1,209,960
5.50%, 3/1/38	2,547,600	2,704,430
5.64%, 5/1/36 (a)	1,458,649	1,545,804
5.75%, 8/15/31	299,491	302,379
6.00%, 9/1/34	975,263	1,053,106
6.00%, 8/1/36	201,504	217,455
6.00%, 6/1/37	76,466	82,044
6.00%, 12/1/37	818,144	877,821
6.00%, 3/1/38	921,456	988,185
6.00%, 10/1/37 (a)	1,689,045	1,795,187
		20,058,801
Federal National Mortgage Assoc. (19.1%)
0.65%, 11/25/36 (a)	1,999,104	1,976,214
2.23%, 7/1/34 (a)	123,698	126,111
2.69%, 7/1/35 (a)	2,560,244	2,652,678
4.75%, 3/1/35 (a)	234,616	244,812
5.00%, 10/1/24	568,791	597,854
5.00%, 1/1/30	1,354,036	1,408,854
5.00%, 1/1/35	1,587,867	1,652,152
5.50%, 12/1/34	1,079,769	1,145,120
5.50%, 2/1/35	48,902	51,992
5.50%, 5/1/36	1,813,598	1,923,363
5.50%, 8/1/36	467,025	495,291
5.50%, 9/1/36	379,519	399,761
5.50%, 4/25/37	749,731	756,831
5.50%, 9/1/37	2,286,483	2,424,868
5.59%, 12/1/36	2,293,914	2,434,181
5.68%, 5/1/36 (a)	1,399,489	1,479,150
6.00%, 6/1/36	3,174,056	3,396,651
6.00%, 9/1/36	1,374,414	1,471,445
6.04%, 8/1/36 (a)	1,177,579	1,249,031
6.50%, 2/1/36	972,068	1,052,693
2,190.00%, 5/1/37	674,214	721,812
		27,660,864
Government National Mortgage Assoc. (6.7%)
4.50%, 5/20/39	3,599,995	3,800,832
5.50%, 4/15/38	1,583,206	1,678,021
5.58%, 1/20/39	1,391,144	1,455,523
6.00%, 1/15/26	1,713	1,847
6.00%, 12/15/28	1,441	1,555
6.00%, 3/15/29	1,768	1,909
6.00%, 11/15/31	2,029	2,190
6.00%, 6/15/37	642,886	687,558
6.00%, 10/15/37	549,658	588,715
6.59%, 10/20/38	1,303,600	1,381,904
		9,600,054
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $55,333,619)		57,319,719
U.S. TREASURY OBLIGATIONS (8.0%)
U.S. Treasury Notes (8.0%)
2.25%, 5/31/14	3,000,000	3,027,423
3.50%, 2/15/18	2,000,000	2,024,844
4.25%, 11/15/13	3,000,000	3,278,673
4.50%, 3/31/12	3,000,000	3,228,516

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – January 31, 2010 (Unaudited)
SELECT BOND FUND

Shares or Principal Amount		Value
		11,559,456
TOTAL U.S. TREASURY OBLIGATIONS (COST $11,124,925)		11,559,456
SHORT-TERM INVESTMENT (5.6%)
Fifth Third Institutional Government Money Market Fund, 0.01% (a)	7,975,023	$7,975,023
TOTAL SHORT-TERM INVESTMENTS (COST $7,975,023)		7,975,023

TOTAL INVESTMENTS (COST $ 143,315,065) 101.3%		145,737,675
LIABILITIES IN EXCESS OF OTHER ASSETS (1.3)%		(1,850,588)
NET ASSETS 100.0%		$143,887,087

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2010.
(b)
The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.  The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Non-Income Producing; Defaulted Bond.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR	2,340	$49,678
AIRLINES (0.3%)
Lan Airlines SA, Sponsored ADR	8,170	134,560
Ryanair Holdings PLC, Sponsored ADR(a)	5,240	136,135
		270,695
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A	1,140	62,780
AUTOMOBILES (3.6%)
DaimlerChrysler AG, Sponsored ADR	13,380	612,938
Honda Motor Co., Ltd., Sponsored ADR	25,770	873,860
Toyota Motor Corp., Sponsored ADR	22,300	1,717,100
		3,203,898
CAPITAL MARKETS (2.7%)
Credit Suisse Group, Sponsored ADR	16,840	727,151
Deutsche Bank AG, Registered Shares	9,760	595,067
Nomura Holdings, Inc., Sponsored ADR	48,920	365,922
UBS AG, Sponsored ADR(a)	53,903	701,278
		2,389,418
CHEMICALS (1.4%)
Agrium, Inc.	2,390	134,677
Potash Corp. of Saskatchewan, Inc.	4,620	458,997
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,440	88,767
Syngenta AG, Sponsored ADR	10,490	535,619
		1,218,060
COMMERCIAL BANKS (17.9%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	58,070	882,083
Banco Bradesco SA, Sponsored ADR	48,200	798,192
Banco de Chile, Sponsored ADR	1,928	106,522
Banco Santander Brasil SA, ADR	8,650	104,146
Banco Santander Central Hispano SA, Sponsored ADR	128,420	1,808,154
Banco Santander Chile SA, Sponsored ADR	1,010	62,448
Bank of Montreal	10,340	503,661
Bank of Nova Scotia	18,710	787,691
Barclays PLC, Sponsored ADR	42,660	729,913
Canadian Imperial Bank of Commerce	7,650	458,082
Credicorp Ltd.	1,220	91,049
HDFC Bank Ltd., Sponsored ADR	1,080	127,764
HSBC Holdings PLC, Sponsored ADR	55,180	2,952,682
ICICI Bank Ltd., Sponsored ADR	3,790	133,711
Itau Unibanco Banco Multiplo SA, Sponsored ADR	53,587	1,026,727
Lloyds TSB Group PLC, Sponsored ADR	182,495	594,934
Mitsubishi UFJ Financial Group, Inc., ADR	163,500	838,755
Mizuho Financial Group, Inc., ADR	96,940	373,219
National Bank of Greece SA, ADR	29,506	131,597
Royal Bank of Canada	23,820	1,168,609
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,388	95,851
Shinhan Financial Group Co., Ltd., Sponsored ADR	6,260	433,693
The Toronto - Dominion Bank	14,900	878,504
Westpac Banking Corp., Sponsored ADR	9,650	1,011,127
		16,099,114
COMMUNICATIONS EQUIPMENT (2.0%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	88,345
Nokia Oyj, Sponsored ADR	57,610	788,681
Research In Motion Ltd.(a)	7,610	479,125
Telefonektiebolaget LM Ericsson, Sponsored ADR	47,820	462,898
		1,819,049
CONSTRUCTION MATERIALS (0.6%)
Cemex SA de CV, Sponsored ADR(a)	24,739	227,351
CRH PLC, Sponsored ADR	11,990	294,834
		522,185
CONSUMER FINANCE (0.1%)
Orix Corp., Sponsored ADR	3,300	123,288
DIVERSIFIED CONSUMER SERVICES (0.6%)
Baidu, Inc., Sponsored ADR(a)	119	48,993
Reed Elsevier NV, Sponsored ADR	8,473	201,912
Reed Elsevier PLC, Sponsored ADR	8,647	275,407
		526,312
DIVERSIFIED FINANCIAL SERVICES (1.1%)
ING Groep NV, Sponsored ADR(a)	55,250	519,350
KB Financial Group, Inc., Sponsored ADR(a)	10,600	453,044
		972,394
DIVERSIFIED TELECOMMUNICATION SERVICES (6.1%)
BCE, Inc.	17,285	445,089
BT Group PLC, Sponsored ADR	13,030	283,663
China Unicom Ltd., Sponsored ADR	19,185	214,872
France Telecom SA, Sponsored ADR	37,110	855,757
Hellenic Telecommunications Organization SA, Sponsored ADR	7,710	53,045
Nippon Telegraph & Telephone Corp., Sponsored ADR	32,740	690,814
Portugal Telecom SGPS SA, Sponsored ADR	17,420	177,858
PT Telekomunikasi Indonesia, Sponsored ADR	4,290	169,884
Tele Norte Leste Participacoes SA, Sponsored ADR	9,000	160,380
Telecom Corp. of New Zealand Ltd., Sponsored ADR	7,788	65,185
Telecom Italia S.p.A., Sponsored ADR	16,660	247,901
Telefonica SA, Sponsored ADR	24,370	1,744,892
Telefonos de Mexico SA de CV, Sponsored ADR	5,310	85,756
Telus Corp.	8,730	260,765
		5,455,861
ELECTRIC UTILITIES (1.1%)
Centrais Electricas Brasileiras SA, Sponsored ADR	6,380	135,766
Companhia Energetica de Minas Gervais, Sponsored ADR	14,961	249,400
Enersis SA, Sponsored ADR	12,860	295,266
Korea Electric Power Corp., Sponsored ADR(a)	20,110	326,787
		1,007,219
ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR	34,200	616,626
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
AU Optronics Corp., Sponsored ADR	21,671	237,081
Hitachi Ltd., Sponsored ADR(a)	6,100	208,925

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

Kyocera Corp., Sponsored ADR	3,690	$342,137
LG Display Co., Ltd., Sponsored ADR(a)	5,480	88,885
Panasonic Corp., Sponsored ADR	31,620	496,750
		1,373,778
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	2,920	128,480
FOOD & STAPLES RETAILING (0.6%)
Delhaize Group, Sponsored ADR	4,660	361,989
Tim Hortons, Inc.	5,600	160,384
		522,373
FOOD PRODUCTS (2.9%)
BRF-Brasil Foods SA, ADR	3,480	167,353
Cadbury Schweppes PLC, Sponsored ADR	8,400	446,544
Unilever NV, NY Shares	35,560	1,087,425
Unilever PLC, Sponsored ADR	28,754	877,572
		2,578,894
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Qiagen NV(a)	13,550	294,848
Smith & Nephew PLC, Sponsored ADR	8,520	425,318
		720,166
HEALTH CARE PROVIDERS & SERVICES (1.1%)
Fresenius Medical Care AG & Co., Sponsored ADR	9,640	488,170
Shire PLC, ADR	8,090	482,164
		970,334
HOUSEHOLD DURABLES (0.6%)
Koninklijke Royal Philips Electronics NV, NY Shares	19,090	577,282
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	3,870	78,755
Empresa Nacional de Electricidad SA, Sponsored ADR	8,570	436,641
		515,396
INDUSTRIAL CONGLOMERATES (1.3%)
Siemens AG, Sponsored ADR	13,560	1,208,332
Tomkins PLC, Sponsored ADR	580	6,919
		1,215,251
INSURANCE (3.4%)
Aegon NV, NY Registered Shares(a)	17,740	105,021
Aviva PLC, Sponsored ADR(a)	19,390	242,375
Axa, Sponsored ADR	30,260	623,053
China Life Insurance Co., Ltd., Sponsored ADR	13,730	906,729
Manulife Financial Corp.	28,370	520,306
Prudential PLC, Sponsored ADR	20,280	372,544
Sun Life Financial, Inc.	10,220	298,935
		3,068,963
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR	2,960	132,282
MEDIA (1.6%)
Grupo Televisa SA, Sponsored ADR	14,280	279,031
Pearson PLC, Sponsored ADR	15,840	224,770
Shaw Communications, Inc., Class B	12,290	228,840
Thomson Reuters Corp.	11,388	380,131
WPP PLC, Sponsored ADR	6,180	284,898
		1,397,670
METALS & MINING (11.2%)
Agnico-Eagle Mines Ltd.	2,680	135,796
AngloGold Ashanti Ltd., Sponsored ADR	5,650	201,648
ArcelorMittal, NY Registered	12,760	493,557
Barrick Gold Corp.	16,440	572,441
BHP Billiton Ltd., Sponsored ADR	26,610	1,845,936
BHP Billiton PLC, Sponsored ADR	17,290	1,012,848
Cameco Corp.	6,340	171,624
Companhia Siderurgica Nacional SA, Sponsored ADR	10,080	293,530
Compania de Minas Buenaventura SA, Sponsored ADR	5,450	171,566
Eldorado Gold Corp.(a)	9,420	111,533
Gerdau SA, Sponsored ADR	15,880	213,586
Gold Fields Ltd., Sponsored ADR	12,260	140,009
Goldcorp, Inc.	12,337	418,965
IAMGOLD Corp.	5,020	66,314
Kinross Gold Corp.	11,940	194,144
Lihir Gold Ltd., Sponsored ADR	4,450	107,912
POSCO, Sponsored ADR	7,490	845,995
Rio Tinto PLC, Sponsored ADR	5,261	1,020,739
Southern Copper Corp.	1,720	45,804
Sterlite Industires (India) Ltd., Sponsored ADR	2,320	37,004
Teck Resources Ltd.(a)	6,653	218,351
Vale SA, Sponsored ADR	57,150	1,290,447
Vale SA, Sponsored Preferred ADR	12,030	310,254
Yamana Gold, Inc.	10,980	110,569
		10,030,572
MULTI-UTILITIES (1.4%)
National Grid PLC, Sponsored ADR	13,240	666,899
Transalta Corp.	11,260	234,208
Veoilia Environnement, Sponsored ADR	10,490	343,862
		1,244,969
OFFICE ELECTRONICS (0.8%)
Canon, Inc., Sponsored ADR	19,460	761,081
OIL, GAS & CONSUMABLE FUELS (19.1%)
BP PLC, Sponsored ADR	51,230	2,875,028
Canadian Natural Resources Ltd.	8,000	510,480
Cenovus Energy, Inc.	8,830	204,414
China Petroleum & Chemical Corp., Sponsored ADR	2,430	188,787
CNOOC Ltd., Sponsored ADR	4,390	613,854
Ecopetrol SA, Sponsored ADR	2,290	55,784
Enbridge, Inc.	10,820	470,345
EnCana Corp.	11,200	342,608
Enerplus Resources Fund	2,340	49,819
ENI S.p.A., Sponsored ADR	25,680	1,194,634
Imperial Oil Ltd.	5,700	205,770
Nexen, Inc.	6,480	142,171
Penn West Energy Trust	3,710	60,955
PetroChina Co., Ltd., Sponsored ADR	5,710	636,608
Petroleo Brasileiro SA, Sponsored ADR	41,550	1,499,124
Petroleo Brasileiro SA, Sponsored ADR	11,750	476,697
Repsol YPF SA, Sponsored ADR	14,230	335,686
Royal Dutch Shell PLC, Class B, Sponsored ADR	23,980	1,280,052
Royal Dutch Shell PLC, Sponsored ADR	27,640	1,530,980
Sasol Ltd., Sponsored ADR	5,840	213,744
Statoil ASA, Sponsored ADR	19,767	441,990
Suncor Energy, Inc.	23,528	744,661
Talisman Energy, Inc.	12,250	202,983
Total SA, Sponsored ADR	39,460	2,272,501

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

TransCanada Corp.	17,660	$563,531
		17,113,206
PAPER & FOREST PRODUCTS (0.0%)
Fibria Celulose SA, Sponsored ADR(a)	1,400	25,592
PHARMACEUTICALS (2.1%)
AstraZeneca PLC, Sponsored ADR	32,290	1,501,162
Biovail Corp.	16,230	235,660
Elan Corp. PLC, Sponsored ADR(a)	18,460	137,527
		1,874,349
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A	7,952	159,756
ROAD & RAIL (0.7%)
Canadian National Railway Co.	9,080	453,364
Canadian Pacific Railway Ltd.	3,000	141,000
		594,364
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
ADVANTEST Corp., Sponsored ADR	2,355	57,957
ARM Holdings PLC, Sponsored ADR	6,020	54,601
ASML Holding NV, NY Registered Shares	7,285	227,656
STMicroelectronics NV, NY Shares	7,840	63,818
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	133,708	1,358,473
United Microelectronics Corp., Sponsored ADR(a)	63,369	222,425
		1,984,930
SOFTWARE (1.4%)
Infosys Technologies Ltd., Sponsored ADR	8,340	432,929
SAP AG, Sponsored ADR	16,670	755,485
Wipro Ltd., ADR	4,610	90,771
		1,279,185
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.(a)	380	8,147
Luxottica Group S.p.A., Sponsored ADR	3,930	102,023
		110,170
TRADING COMPANY & DISTRIBUTORS (0.5%)
Mitsui & Co., Ltd., Sponsored ADR	1,567	457,470
WIRELESS TELECOMMUNICATION SERVICES (6.3%)
America Movil SA, ADR, Series L	18,140	791,811
China Mobile Ltd., Sponsored ADR	29,050	1,363,898
China Telecom Corp. Ltd., Sponsored ADR	2,870	117,756
Chunghwa Telecom Co., Ltd., ADR	23,267	441,613
Mobile TeleSystems, Sponsored ADR	2,210	105,594
NTT DoCoMo, Inc., Sponsored ADR	27,570	410,793
Rogers Communications, Inc., Class B	9,870	308,536
SK Telecom Co., Ltd., Sponsored ADR	11,980	207,614
Vimpel-Communications, Sponsored ADR	2,860	51,880
Vodafone Group PLC, Sponsored ADR	88,603	1,901,420
		5,700,915
TOTAL COMMON STOCKS (COST $106,320,569)		88,874,005
SHORT-TERM INVESTMENTS (0.9%)
Fifth Third Institutional Government Money Market Fund, 0.01% (b)	754,783	754,783
TOTAL SHORT-TERM INVESTMENTS (COST $754,783)		754,783
TOTAL INVESTMENTS (COST $ 107,075,352) 99.9%		89,628,788
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		113,810
NET ASSETS 100.0%		$89,742,598

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2010.
ADR	American Depositary Receipt
PLC	Public Limited Co.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (4.0%)
Kaman Corp., Class A	38,570	$960,007
Lockheed Martin Corp.	10,790	804,071
Raytheon Co.	24,490	1,284,011
		3,048,089
BEVERAGES (1.4%)
Coca-Cola Co.	20,000	1,085,000
CHEMICALS (3.3%)
E.I. Du Pont De Nemours & Co.	47,560	1,550,932
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	26,490	963,706
		2,514,638
COMMERCIAL BANKS (11.4%)
Banco de Chile, Sponsored ADR	16,653	920,079
Banco Santander Central Hispano SA, Sponsored ADR	115,040	1,619,763
Banco Santander Chile SA, Sponsored ADR	29,100	1,799,253
Royal Bank of Canada	51,000	2,502,060
The Toronto - Dominion Bank	30,870	1,820,095
		8,661,250
COMMERCIAL SERVICES & SUPPLIES (2.0%)
Healthcare Services Group, Inc.	49,900	1,022,950
Waste Management, Inc.	14,760	473,058
		1,496,008
COMPUTERS & PERIPHERALS (3.1%)
Diebold, Inc.	27,440	729,081
International Business Machines Corp.	13,530	1,655,936
		2,385,017
CONSTRUCTION MATERIALS (0.7%)
CRH PLC, Sponsored ADR	20,300	499,177
CONTAINERS & PACKAGING (1.3%)
Greif, Inc., Class A	20,020	968,167
DISTRIBUTORS (2.4%)
Genuine Parts Co.	49,250	1,855,740
DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
AT&T, Inc.	42,640	1,081,350
Telus Corp.	36,610	1,093,541
		2,174,891
ELECTRIC UTILITIES (1.4%)
FirstEnergy Corp.	23,670	1,032,485
ELECTRICAL EQUIPMENT (2.6%)
Emerson Electric Co.	8,960	372,198
Rockwell Automation, Inc.	32,750	1,579,860
		1,952,058
FOOD PRODUCTS (5.3%)
H.J. Heinz Co.	52,980	2,311,517
Unilever NV, NY Shares	55,100	1,684,958
		3,996,475
GAS UTILITIES (1.7%)
AGL Resources, Inc.	36,750	1,296,908
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Meridian Bioscience, Inc.	27,870	558,515
HEALTH CARE PROVIDERS & SERVICES (1.1%)
Fresenius Medical Care AG & Co., Sponsored ADR	16,370	828,977
HOTELS, RESTAURANTS & LEISURE (2.5%)
McDonald's Corp.	30,840	1,925,341
HOUSEHOLD PRODUCTS (1.1%)
Kimberly-Clark Corp.	14,430	856,998
INDUSTRIAL CONGLOMERATES (2.9%)
3M Co.	5,260	423,377
General Electric Co.	108,850	1,750,308
		2,173,685
IT SERVICES (3.6%)
Automatic Data Processing, Inc.	36,510	1,489,243
Paychex, Inc.	42,230	1,224,248
		2,713,491
LEISURE EQUIPMENT & PRODUCTS (4.3%)
Mattel, Inc.	165,190	3,257,547
MEDIA (2.5%)
Pearson PLC, Sponsored ADR	135,580	1,923,880
MULTI-UTILITIES (0.6%)
SCANA Corp.	12,910	459,725
OIL, GAS & CONSUMABLE FUELS (14.0%)
BP PLC, Sponsored ADR	23,670	1,328,360
Chevron Corp.	18,150	1,308,978
CNOOC Ltd., Sponsored ADR	12,700	1,775,841
Enbridge, Inc.	25,540	1,110,224
EnCana Corp.	17,640	539,608
ENI S.p.A., Sponsored ADR	51,150	2,379,498
Royal Dutch Shell PLC, Sponsored ADR	32,760	1,814,576
TransCanada Corp.	11,070	353,244
		10,610,329
PHARMACEUTICALS (7.0%)
Abbott Laboratories	37,340	1,976,780
AstraZeneca PLC, Sponsored ADR	27,360	1,271,966
Bristol-Myers Squibb Co.	86,460	2,106,166
		5,354,912
REAL ESTATE INVESTMENT TRUST (8.1%)
BioMed Realty Trust, Inc.	73,910	1,076,869
Entertainment Properties Trust	40,030	1,397,447
OMEGA Healthcare Investors, Inc.	68,180	1,275,648
Senior Housing Properties Trust	48,080	1,002,468
Ventas, Inc.	32,650	1,377,830
		6,130,262
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
Analog Devices, Inc.	38,630	1,041,465
Linear Technology Corp.	64,160	1,674,576
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	90,757	922,091
		3,638,132
TEXTILES APPAREL & LUXURY GOODS (1.2%)
VF Corp.	12,580	906,137
WIRELESS TELECOMMUNICATION SERVICES (1.5%)
Chunghwa Telecom Co., Ltd., ADR	60,682	1,151,741
TOTAL COMMON STOCKS (COST $75,627,174)		75,455,575
SHORT-TERM INVESTMENT (0.4%)
Fifth Third Institutional Government Money Market Fund, 0.01% (a)	323,321	323,321
TOTAL SHORT-TERM INVESTMENTS (COST $323,321)		323,321

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
GLOBAL EQUITY INCOME FUND

TOTAL INVESTMENTS (COST $ 75,950,495) 99.8%	75,778,896
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%	147,120
NET ASSETS 100.0%	$75,926,016

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2010.
ADR	American Depositary Receipt
PLC	Public Limited Co.

See notes to Schedules of Portfolio Investments.

At January 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Large Cap Enhanced Index Fund	143,768,825	7,164,905	(17,826,964)	(10,662,059)
Select Bond Fund	143,315,065	4,592,193	(2,169,583)	2,422,610
International Enhanced Index Fund	108,123,505	638,790	(19,133,507)	(18,494,717)
Global Equity Income Fund	76,119,751	6,792,466	(7,133,321)	(340,855)

Notes to Schedules of Portfolio Investments
Steward Funds, Inc.
January 31, 2010
(Unaudited)

1) Portfolio Valuation:
Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining 48 maturity of less than sixty days are valued at amortized cost, which approximates fair value. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Select Bond Fund’s investment in mortgage bonds of religious organizations are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. Strongtower Financial, an underwriter of a significant volume of church mortgage backed bonds including bonds purchased by the Fund, provides credit research and analysis to the Adviser. When in the judgment of the Adviser, the fair value of an individual security, as determined utilizing the matrix formula, no longer represents the fair value of that security, the Adviser will determine a fair value of that security which include, but is not limited to situations when the bond issuer is delinquent on interest, principal or sinking fund payments. Factors that the Adviser might consider in establishing the fair value include , but would not be limited to, the general conditions in the church bond market and the overall financial market, the transaction price of any recent sales or purchases of the security; the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer; the estimated value of the underlying collateral and the issuer’s payment history. The Adviser changed its valuation policies to include specific procedures for treatment of defaults on interest payments and/or delinquency on sinking fund payments, as well as conditions for accrual of interest and consideration of the collectability of accrued interest. In addition, procedures were changed for treatment of defaulted bonds that are subject to foreclosure proceedings. Factors that the Adviser may consider in establishing fair value for bonds holding foreclosed properties include, but are not limited to, independent appraisal values and the estimated costs associated with the disposition of the property. The Adviser’s fair valuation process is reviewed by the Adviser’s internal Valuation Committee and is subject to quarterly reporting and approval from the Board of Directors.

2) Securities Transactions and Investment Income:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

*For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1— quoted prices in active markets for identical securities.

Level 2— other significant observable inputs other than Level 1 quoted prices (including, but not limited to quoted prices for similar securities, interest rates, prepayments spreads and credit risks).

Level 3— Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the following Funds’ investments as of January 31, 2010:

	Investments in Securities
		LEVEL 2 -
		Other Significant	LEVEL 3 - Significant
Fund Name	LEVEL 1 - Quoted Prices	Observable Inputs	Unobservable Inputs
Steward Large Cap Enhanced Index Fund
Security Type
Common Stock*	131,732,519	-	-
Short-Term Investments	1,374,247	-	-
Total	133,106,766	-	-

Steward International Enhanced Index Fund
Security Type
Common Stock*	88,874,005	-	-
Short-Term Investments	754,783	-	-
Total	89,628,788	-	-

Steward Select Bond Fund
Security Type
Corporate Bonds		44,409,053	2,584,820
U.S. Government Agencies		21,889,604	-
U.S. Government Agency Mortgage-Backed Obligations		57,319,719	-
U.S. Treasury Obligations		11,559,456	-
Short-Term Investments	7,975,023	-	-
Total	7,975,023	135,177,832	2,584,820

Steward Global Equity Income Fund
Security Type
Common Stock*	75,455,575	-	-
Short-Term Investments	323,321	-	-
Total	75,778,896	-	-

* Please refer to the Schedule of Investments to view common stock segregated by industry type.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds ($)
Balance as of May 1, 2009	2,660,018
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / (Depreciation)	(75,198)
Realized Gain / (Loss)	-
Net Purchase / (Sales)	-
Transfers In / (Out) of Level 3	-

Balance as of January 31, 2010	2,584,820

3) Subsequent Events:
Management has evaluated subsequent events and there are no matters requiring disclosure.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__ STEWARD FUNDS, INC.___________________________________

By (Signature and Title)_/s/ Edward Jaroski_________________________________
Edward Jaroski, President

Date_________March 11, 2010__________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)_ /s/ Edward Jaroski ________________________________
Edward Jaroski, President

Date_________ March 11, 2010__________________________________________

By (Signature and Title)_/s/ Carla Homer___________________________________
Carla Homer, Treasurer

Date_________ March 11, 2010__________________________________________